Share Capital	12 Months Ended
Dec. 31, 2023
Share Capital
Share Capital

25. Share Capital

Authorized

Common Shares

The company is authorized to issue an unlimited number of common shares without nominal or par value.

Preferred Shares

The company is authorized to issue an unlimited number of senior and junior preferred shares in series, without nominal or par value.

Normal Course Issuer Bid

During the first quarter of 2023, the TSX accepted a notice filed by Suncor to renew its normal course issuer bid (NCIB) to purchase the company’s common shares through the facilities of the TSX, NYSE and/or alternative trading systems. The notice provides that, beginning February 17, 2023, and ending February 16, 2024, Suncor may purchase for cancellation up to 132,900,000 common shares, which is equal to approximately 10% of Suncor’s public float (as defined in the TSX Company Manual) as of February 3, 2023. On February 3, 2023, Suncor had 1,330,006,760 common shares issued and outstanding.

For the twelve months ended December 31, 2023, the company repurchased 8.3 million common shares under the previous 2022 NCIB and 43.7 million common shares under the 2023 renewed NCIB at an average price of $42.96 per share, for a total repurchase cost of $2.2 billion.

Subsequent to the fourth quarter of 2023, the TSX accepted a notice filed by Suncor to renew its NCIB to purchase the company’s common shares through the facilities of the TSX, NYSE and/or alternative trading systems. The notice provides that, beginning February 26, 2024, and ending February 25, 2025, Suncor may purchase for cancellation up to 128,700,000 common shares, which is equal to approximately 10% of Suncor’s public float as of February 12, 2024. On February 12, 2024, Suncor had 1,287,461,183 common shares issued and outstanding.

During the first quarter of 2022, the TSX accepted a notice filed by Suncor to renew its previous NCIB to purchase the company’s common shares through the facilities of the TSX, NYSE and/or alternative trading systems. The notice provided that, beginning February 8, 2022, and ending February 7, 2023, Suncor may purchase for cancellation up to 71,650,000 common shares, which is equal to approximately 5% of Suncor’s issued and outstanding common shares as at the date hereof.

Suncor received approval from the TSX to amend its previous NCIB effective as of the close of markets on May 11, 2022, to increase the maximum number of common shares that may be repurchased in the period beginning February 8, 2022, and ending February 7, 2023, from 71,650,000 common shares, or approximately 5% of Suncor’s issued and outstanding common shares as at January 31, 2022, to 143,500,000, or approximately 10% of Suncor’s public float as at January 31, 2022. No other terms of the NCIB were amended.

For the twelve months ended December 31, 2022, the company repurchased 7.1 million common shares under the previous 2021 NCIB and 109.8 million under the previous 2022 NCIB at an average price of $43.92 per share, for a total repurchase cost of $5.1 billion.

The following table summarizes the share repurchase activities during the period:

($ millions, except as noted)	2023	2022
Share repurchase activities (thousands of common shares)
Shares repurchased	51 982	116 908
Amounts charged to
Share capital	871	1 947
Retained earnings	1 362	3 188
Share repurchase cost	2 233	5 135
Average repurchase cost per share	42.96	43.92

Under an automatic repurchase plan agreement with an independent broker, the company has recorded the following liability for share repurchases that may take place during its internal blackout period:

	December 31	December 31
($ millions)	2023	2022
Amounts charged to
Share capital	60	136
Retained earnings	90	214
Liability for share purchase commitment	150	350